PROPERTY, PLANT AND EQUIPMENT	12 Months Ended
Dec. 31, 2023
Disclosure Of Property Plant And Equipments [Abstract]
Disclosure of property, plant and equipment [text block]
NOTE 7. PROPERTY, PLANT AND EQUIPMENT

	12-31-2023	12-31-2022
	ThU.S.$	ThU.S.$
Property, plant and equipment, net
Construction work in progress	611,424	3,592,689
Land	882,222	893,237
Buildings	3,774,756	2,085,868
Plant and equipment	4,074,957	2,760,925
Information technology equipment	42,659	22,642
Fixtures and fittings	12,795	11,017
Motor vehicles	50,678	45,927
Other property, plant and equipment	157,625	130,030
Total net	9,607,116	9,542,335

Property, plant and equipment, gross
Construction work in progress	611,424	3,592,689
Land	882,222	893,237
Buildings	6,425,405	4,510,660
Plant and equipment	8,947,315	7,220,981
Information technology equipment	136,672	108,645
Fixtures and fittings	54,560	49,861
Motor vehicles	108,528	98,126
Other property, plant and equipment	175,501	147,277
Total gross	17,341,627	16,621,476

Accumulated depreciation and impairment
Buildings	(2,650,649)	(2,424,792)
Plant and equipment	(4,872,358)	(4,460,056)
Information technology equipment	(94,013)	(86,003)
Fixtures and fittings	(41,765)	(38,844)
Motor vehicles	(57,850)	(52,199)
Other property, plant and equipment	(17,876)	(17,247)
Total	(7,734,511)	(7,079,141)

Description of property, plant and equipment pledged as security for liabilities

As of December 31, 2023, there are no significant assets pledged as collateral to be disclosed in these consolidated financial statements.

Disbursements commitments for the acquisition of property, plant and equipment and disbursements for property, plant and equipment under construction.

	12-31-2023	12-31-2022
	ThU.S.$	ThU.S.$
Amount committed for the acquisition of property, plant and equipment	239,815	363,504

Reconciliation of property, plant and equipment

The following tables set forth the reconciliation of the carrying amount of property, plant and equipment as of
December 31, 2023 and 2022
:

Reconciliation of property, plant and equipment	Construction work in progress	Land	Buildings	Plant and equipment	IT equipment	Fixtures and fittings	Motor vehicles	Other property, plant and equipment	Total
	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$
Opening balance 01-01-2023	3,592,689	893,237	2,085,868	2,760,925	22,642	11,017	45,927	130,030	9,542,335
Changes
Additions	686,387	20,611	41,435	63,303	1,135	329	5,379	26,784	845,363
Business combination	-	-	19	428	-	13	2	227	689
Disposals	(242)	(2,348)	(1,669)	(7,087)	(839)	(5)	(107)	-	(12,297)
Withdrawals	(1,659)	(266)	(1,533)	(11,957)	(14)	(14)	(24)	-	(15,467)
Depreciation	-	-	(218,546)	(394,057)	(8,954)	(3,425)	(8,852)	(1,430)	(635,264)
Impairment loss recognized in profit or loss	-	-	(20,883)	(48,527)	(322)	(14)	(5)	-	(69,751)
Increase (decrease) through net exchange differences	2,717	9,635	14,069	41,432	177	46	1,441	1,200	70,717
Reclassification of assets held for sale	(2,524)	(38,647)	(5,384)	(17,628)	(326)	(67)	(4,388)	-	(68,964)
Transfers from construction in progress closed and reclassifications	(3,665,944)	-	1,881,380	1,717,243	29,160	4,915	32,432	814	-
Reclassification from lease to property, plant and equipment	-	-	-	455	-	-	-	-	455
Decrease through transfers of leasing assets	-	-	-	(29,573)	-	-	(21,127)	-	(50,700)
Total changes	(2,981,265)	(11,015)	1,688,888	1,314,032	20,017	1,778	4,751	27,595	64,781
Closing balance 12-31-2023	611,424	882,222	3,774,756	4,074,957	42,659	12,795	50,678	157,625	9,607,116

Reconciliation of property, plant and equipment	Construction work in progress	Land	Buildings	Plant and equipment	IT Equipment	Fixtures and fittings	Motor vehicles	Other property, plant and equipment	Total
	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$
Opening balance 01-01-2022	2,822,874	888,465	2,165,318	2,915,611	23,516	13,563	13,678	112,641	8,955,666
Changes
Additions	1,076,619	2,003	13,230	26,102	815	808	462	18,115	1,138,154
Disposals	(18)	(9,747)	(1,571)	(2,788)	(221)	(273)	(62)	(17)	(14,697)
Withdrawals	(2,573)	(391)	(569)	(5,319)	(286)	(15)	(80)	(351)	(9,584)
Depreciation	-	-	(132,521)	(305,572)	(6,326)	(3,071)	(4,477)	(1,144)	(453,111)
Impairment loss recognized in profit or loss	-	-	(25,611)	(118,026)	4	(521)	-	-	(144,154)
Increase (decrease) through net exchange differences	53	11,769	10,308	36,234	143	82	503	646	59,738
Reclassification of assets held for sale	-	347	68	(437)	-	-	-	-	(22)
Increase (decrease) through transfers from construction in progress	(304,266)	791	57,216	210,682	4,997	444	29,996	140	-
Reclassification from lease to property, plant and equipment	-	-	-	4,438	-	-	5,907	-	10,345
Total changes	769,815	4,772	(79,450)	(154,686)	(874)	(2,546)	32,249	17,389	586,669
Closing balance 12-31-2022	3,592,689	893,237	2,085,868	2,760,925	22,642	11,017	45,927	130,030	9,542,335

The depreciation expense for the period ending December 31, 2023, 2022 and 2021 is as follows:

	January-December
	2023	2022	2021
Depreciation for the year	ThU.S.$	ThU.S.$	ThU.S.$
Cost of sales	535,244	408,248	401,672
Administrative expenses	29,009	18,413	19,228
Other expenses	46,122	15,009	681
Total	610,375	441,670	421,581

The useful lives of property, plant and equipment are estimated based on the expected use of the assets. The average useful lives by asset class are as follow:

Years of Useful Life (Average)
Buildings	58
Plant and equipment	30
Information technology equipment	8
Fixtures and fittings	28
Motor vehicles	7
Other property, plant and equipment	14

See Note 12 for details of capitalized borrowing costs.